Derivative Financial Instruments - Fair Value Hedges Basis Adjusments (Details) - USD ($) $ in Millions		Dec. 31, 2023	Dec. 31, 2022
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Statement of Financial Position [Extensible Enumeration]		Other Liabilities	Other Liabilities
Amortized Cost		$ 78,849	$ 84,056
Financial Asset, Closed Portfolio, Portfolio Layer Method, Amortized Cost		58,700
Items Currently Designated
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Financial Asset, Closed Portfolio, Portfolio Layer Method, Amortized Cost		24,200
Fair Value Hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Liability, Long Term Debt, Fair Value Hedge		27,572	25,378
Fair Value Hedges | Items Currently Designated
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedge Basis Adjustment		(237)	(780)
Fair Value Hedges | Discontinued Hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedge Basis Adjustment		(475)	218
Fair Value Hedges | Available-for-sale Securities
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Asset / Liability Basis	[1]	51,782	38,773
Amortized Cost		62,200	46,200
Fair Value Hedges | Available-for-sale Securities | Items Currently Designated
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedge Basis Adjustment		6	(630)
Fair Value Hedges | Available-for-sale Securities | Discontinued Hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedge Basis Adjustment		(5)	(4)
Fair Value Hedges | Loans and leases
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedged Asset / Liability Basis		322	353
Fair Value Hedges | Loans and leases | Items Currently Designated
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedge Basis Adjustment		0	0
Fair Value Hedges | Loans and leases | Discontinued Hedges
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Hedge Basis Adjustment		$ 7	$ 10

[1]	The amortized cost of AFS securities was $62.2 billion at December 31, 2023 and $46.2 billion at December 31, 2022. Further, as of December 31, 2023, closed portfolios of securities hedged under the portfolio layer method have an amortized cost of $58.7 billion, of which $24.2 billion was designated as hedged. The remaining amount of amortized cost is from securities with terminated hedges where the basis adjustment is being amortized into earnings using the effective interest method over the contractual life of the security.